Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Arrow Investments Trust
Entity Central Index Key	0001527428
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000195837
Shareholder Report [Line Items]
Fund Name	Arrow DWA Tactical: International ETF
Trading Symbol	DWCR
Security Exchange Name	CboeBZX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-277-6933
Additional Information Website	www.ArrowFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow DWA Tactical: International ETF	$127	1.22%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.22%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 years	Since Inception (December 28, 2017)
Arrow DWA Tactical: International ETF - NAV	7.89%	5.30%	2.87%
Arrow DWA Tactical: International ETF - Market Price	7.29%	5.58%	2.83%
Dorsey Wright Country and Stock Momentum Total Return Index	12.61%	8.86%	6.19%
MSCI ACWI ex USA Index	9.75%	6.29%	4.20%
MSCI Emerging Markets Investible Markets Index	7.54%	4.65%	2.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Dec. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 7,668,628	$ 7,668,628
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$7,668,628 Number of Portfolio Holdings11 Advisory Fee (net of waivers)$0 Portfolio Turnover138%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Equity	99.9%